Short-term and long-term borrowings (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Debt Instrument [Line Items]
Short-term borrowings	¥ 7,277	$ 1,025	¥ 7,517
Long-term borrowings	¥ 10,395	$ 1,464	¥ 11,959
Minimum
Debt Instrument [Line Items]
Interest rate (as a percent)	0.90%	0.90%
Minimum | Long-term borrowings
Debt Instrument [Line Items]
Interest rate (as a percent)	0.20%	0.20%	0.20%
Term of debt	3 years
Minimum | Short-term borrowings
Debt Instrument [Line Items]
Interest rate (as a percent)	0.20%	0.20%	0.20%
Maximum
Debt Instrument [Line Items]
Interest rate (as a percent)	1.90%	1.90%
Maximum | Long-term borrowings
Debt Instrument [Line Items]
Interest rate (as a percent)	1.30%	1.30%	1.30%
Term of debt	8 years
Maximum | Short-term borrowings
Debt Instrument [Line Items]
Interest rate (as a percent)	10.30%	10.30%	8.00%